Supplemental Cash Flow Information (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Increase in convertible note payable	$ 69,279
Increase in related party debt	51,576		$ 1,197,950
Decrease in accrued interest	120,855
Increase decrease in derivative liabilities	99,661		$ 10,468,224
Increased convertible notes payable and decreased loan from shareholder	$ 137,000
Number of preferred stock shares issued for loan fees on convertible promissory notes	743,699		433,146
Number of preferred stock issued for loan fees on convertible promissory notes	$ 1,116,110		$ 432,866
Number of shares issued	3,096,483			421,797
Issued shares of common stock in exchange for preferred stock			11,180,289
Increase in additional paid in capital			$ 852,092
Number of shares issued, value	$ 309,450			$ 1,358,726
Number of shares issued for debt			4,828,204
Stock issued during services	(250,393)
Accrued interest	$ 319,372		114,755	$ 229,246
Series A Preferred Stock [Member]
Increase decrease in derivative liabilities			$ 1,179,710
Number of preferred stock shares issued for loan fees on convertible promissory notes				43,326
Number of shares issued	13,367,100		62,854	960,929
Issued shares of common stock in exchange for preferred stock	1,276,710		1,118,024
Decrease in preferred stock	$ 3,361,540
Increase in common stock	13,367
Increase in additional paid in capital	3,348,173
Number of shares issued, value	$ 3,361,540		$ 407,973	$ 2,201,963
Number of shares issued for debt, shares	343,279
Number of shares issued for debt	$ 1,011,797
Number of shares issued for reduction of accounts payable	272,976
Number of shares issued for reduction of accrued payroll	387,751
Gain loss on extinguishment of debt	294,530		771,737
Stock issued during services	$ 365,990		$ 942,644	$ 334,880
Common Stock [Member]
Number of preferred stock shares issued for loan fees on convertible promissory notes				108,833
Number of shares issued	3,040,239		11,180,289
Number of shares issued, value	$ 334,048		$ 1,590,801
Gain loss on extinguishment of debt	134,487
Stock issued during services	250,392
Reduction amount	322,381
Accrued interest	36,479
Reduction in debt discount	$ 159,299